INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF LOSS OR INCOME BEFORE INCOME TAXES FROM CONTINUING OPERATIONS

For the six months ended June 30, 2025, 2024 and 2023, loss or income before income taxes from continuing operations consists of:

	For the six months ended June 30,
	2025	2024	2023
	US$	US$	US$
Cayman Islands: CHAINCE DIGITAL HOLDINGS INC. (“MFH”)	(1,188,362)	(674,004)	(1,632,390)
US: Mercurity Fintech Technology Holding Inc. (“MFH Tech”)	(1,746,229)	(2,728,295)	(853,446)
US: Chaince Securities, Inc.	(33,716)	(34,286)	(15,737)
US: Chaince Securities, LLC (formerly known as JVDA, LLC)	(29,778)	—	—
Hong Kong: Ucon Capital (HK) Limited (“Ucon”)	16,673	(11,975)	(4,678)
Hong Kong: Aifinity Base Limited	—	—	—
PRC: Lianji Future Technology Ltd. (“Lianji Future”)	(18,740)	(58,461)	(70,436)
PRC: Chaince (Shenzhen) Consulting Co., Ltd.	—	—	—
PRC: Yingke Precision (Shenzhen) Intelligent Manufacturing Technology Co., Ltd.	—	—	—

SCHEDULE OF CURRENT AND DEFERRED COMPONENTS OF THE INCOME TAX EXPENSE

The current and deferred components of the income tax expense from continuing operations in the consolidated statements of comprehensive loss are as follows:

	For the six months ended June 30,
	2025	2024	2023
	US$	US$	US$
Current tax expense	—	—	(587)
Deferred tax benefit/(expense)	13,334	(325,646)	772
Income tax benefit/(expense)	13,334	(325,646)	185

SCHEDULE OF INCOME TAX BENEFIT FROM CONTINUING OPERATIONS

	For the six months ended June 30, 2025
	US$	US$	US$	US$	US$	US$
	US (MFH Tech)	US (Chaince Securities, Inc.)	US (Chaince Securities, LLC)	Hong Kong	PRC	Consolidated
Loss before income taxes	(1,746,229)	(33,716)	(29,778)	16,673	(18,740)	(1,811,790)
Income tax computed at applicable tax rates	(366,708)	(7,080)	(6,254)	2,751	(4,685)	(381,976)
Current losses unrecognized deferred income tax	366,708	—	—	—	4,685	371,393
Utilization of net operating loss carryforwards	—	—	—	(2,751)	—	(2,751)
Income tax expenses/(benefits)	—	(7,080)	(6,254)	—	—	(13,334)

	For the six months ended June 30, 2024
	US$	US$	US$	US$	US$
	US (MFH Tech)	US (Chaince)	Hong Kong	PRC	Consolidated
Income/(Loss) before income taxes	(2,728,295)	(34,286)	(11,975)	(58,461)	(2,833,017)
Income tax computed at applicable tax rates	(572,942)	(7,200)	(1,976)	(14,615)	(596,733)
Current losses unrecognized deferred income tax	572,942	—	1,976	14,615	589,533
Valuation allowances of deferred tax assets	—	—	332,846	—	332,846
Income tax expenses/(benefits)	—	(7,200)	332,846	—	325,646

	For the six months ended June 30, 2023
	US$	US$	US$	US$	US$	US$
	US (MFH Tech)	US (Chaince)	Hong Kong	PRC	Singapore	Consolidated
Income/(Loss) before income taxes	(853,446)	(15,737)	(4,678)	(70,436)	(507)	(944,804)
Income tax computed at applicable tax rates	(179,224)	(3,305)	(772)	(17,609)	(86)	(200,995)
Current losses unrecognized deferred income tax	179,224	3,305	—	17,609	86	200,224
Prior income tax expense recognized in current period	587	—	—	—	—	587
Income tax expenses/(benefits)	587	—	(772)	—	—	(185)

SCHEDULE OF SIGNIFICANT COMPONENTS OF THE DEFERRED TAX ASSETS AND LIABILITIES

The significant components of the Company’s deferred tax assets were as follows:

	June 30,	December 31,
	2025	2024
	US$	US$
Deferred tax assets
Net operating loss carryforwards	137,943	124,609
Impairment of intangible assets	238,821	238,821
Valuation allowance	(332,846)	(332,846)
Total deferred tax assets	43,918	30,584

Deferred tax liabilities

The significant components of the Company’s deferred tax liabilities were as follows:

	June 30,	December 31,
	2025	2024
	US$	US$
Deferred tax liabilities
Temporary difference of intangible asset	25,200	25,200
Total deferred tax liabilities	25,200	25,200